Employees' Stock Option Plans (ESOP) - Schedule of Equity Settled Share Based Payment Transaction (Details)	12 Months Ended
	Mar. 31, 2020 shares $ / shares	Mar. 31, 2019 shares $ / shares	Mar. 31, 2018 shares $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares arising out of options, Granted	6,601,609	4,414,790	5,644,446
2015 Plan -RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares arising out of options outstanding, Beginning balance	9,181,198	7,500,818	5,922,746
Shares arising out of options, Granted	3,854,176	4,340,700	4,561,216
Shares arising out of options, Exercised	2,561,218	1,864,510	1,686,710
Shares arising out of options, Modification to cash settled awards	1,061,820
Shares arising out of options, Forfeited and expired	631,438	795,810	1,296,434
Shares arising out of options, Ending balance	8,780,898	9,181,198	7,500,818
Shares arising out of options, Exercisable at the end	392,185	235,256	48,410
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 0.05	$ 0.04	$ 0.04
Weighted average exercise price, Granted | $ / shares	0.07	0.05	0.04
Weighted average exercise price, Exercised | $ / shares	0.04	0.04	0.04
Weighted average exercise price, Forfeited and expired | $ / shares	0.05	0.04	0.04
Weighted average exercise price outstanding, Ending balance | $ / shares	0.05	0.05	0.04
Weighted average exercise price, Exercisable at the end | $ / shares	$ 0.03	$ 0.04	$ 0.04
2015 Plan-ESOP
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares arising out of options outstanding, Beginning balance	1,623,176	1,933,826	2,395,300
Shares arising out of options, Granted			983,150
Shares arising out of options, Exercised	104,796	117,350	1,339,800
Shares arising out of options, Modification to cash settled awards	351,550
Shares arising out of options, Forfeited and expired	66,500	193,300	104,824
Shares arising out of options, Ending balance	1,100,330	1,623,176	1,933,826
Shares arising out of options, Exercisable at the end	780,358	698,500	393,824
Weighted average exercise price outstanding, Beginning balance | $ / shares	$ 7.46	$ 7.62	$ 7.63
Weighted average exercise price, Granted | $ / shares			7.31
Weighted average exercise price, Exercised | $ / shares	7.26	7.35	7.42
Weighted average exercise price, Forfeited and expired | $ / shares	7.43	7.43	7.63
Weighted average exercise price outstanding, Ending balance | $ / shares	7.13	7.46	7.62
Weighted average exercise price, Exercisable at the end | $ / shares	$ 7.17	$ 7.46	$ 7.63
2019 Plan: RSU
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Line Items]
Shares arising out of options, Granted	2,091,293
Shares arising out of options, Ending balance	2,091,293
Weighted average exercise price, Granted | $ / shares	$ 0.07
Weighted average exercise price outstanding, Ending balance | $ / shares	$ 0.07